Reinsurance	12 Months Ended
Dec. 31, 2013
Reinsurance

Schedule III

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

Reinsurance

Years ended December 31, 2013, 2012, and 2011

(In thousands)

Year ended	Direct amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
December 31, 2013:
Life insurance in force	$84,046	73,019	—	11,027	—%
Premiums and policy fees:
Life	$1,389	975	—	414	—
Annuities	47,280	—	—	47,280	—
Accident and health	3,613	574	—	3,039	—

Total premiums and policy fees	$52,282	1,549	—	50,733	—%

December 31, 2012:
Life insurance in force	$93,755	82,448	—	11,307	—%
Premiums and policy fees:
Life	$1,088	1,009	—	79	—
Annuities	36,997	—	—	36,997	—
Accident and health	3,662	547	1	3,116	—

Total premiums and policy fees	$41,747	1,556	1	40,192	—%

December 31, 2011:
Life insurance in force	$100,620	93,953	—	6,667	—%
Premiums and policy fees:
Life	$1,370	1,058	—	312	—
Annuities	27,630	—		27,630	—
Accident and health	3,544	590	(5)	2,949	(0.2)

Total premiums and policy fees	$32,544	1,648	(5)	30,891	—%